CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2021
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
Schedule of activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement)

Activity relating to GMDB reserves (excluding those 100% ceded under the Modco agreement) is as follows:

	For The Year Ended December 31,
	2021	2020	2019
		(Recast)	(Recast)
	(Dollars In Millions)
Beginning balance	$43	$46	$44
Great West beginning balance	—	—	7
Incurred guarantee benefits	—	2	(1)
Less: Paid guarantee benefits	5	5	4
Ending balance	$38	$43	$46

Schedule of account balances of variable annuities with guarantees invested in variable annuity separate accounts

Account balances of variable annuities with guarantees invested in VA separate accounts are as follows:

	As of December 31,
	2021	2020

	(Dollars In Millions)
Equity funds	$9,732	$10,425
Fixed income funds	5,236	4,631
Total	$14,968	$15,056

Schedule of activity in the Company's deferred sales inducement asset

Activity in the Company’s deferred sales inducement asset, recorded on the balance sheet in other assets was as follows:

	For The Year Ended December 31,
	2021	2020	2019

	(Dollars In Millions)
Deferred asset, beginning of period	$41	$43	$40
Amounts deferred	3	2	6
Amortization	(7)	(4)	(3)
Deferred asset, end of period	$37	$41	$43